Cover	Jun. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Zoomcar Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on June 23, 2026 (the “Original 8-K”), which reported the second closing of the Company’s previously announced Series A unit private placement offering. This Amendment is filed solely to correct (i) the number of Units issued and sold at the Second Closing from 662 to 537, (ii) the description of the Warrants to reflect that each Warrant is exercisable for 20,000 shares of Common Stock, resulting in an aggregate of 10,740,000 shares of common stock underlying the Warrants, and (iii) the extension of the scheduled termination date of the Offering from June 30, 2026 to July 30, 2026. Except as set forth herein, this Amendment does not modify or update any other disclosure in the Original 8-K.
Document Period End Date	Jun. 18, 2026
Entity File Number	001-40964
Entity Registrant Name	ZOOMCAR HOLDINGS, INC.
Entity Central Index Key	0001854275
Entity Tax Identification Number	99-0431609
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Anjaneya Techno Park
Entity Address, Address Line Two	No.147
Entity Address, Address Line Three	1st Floor
Entity Address, City or Town	Bangalore
Entity Address, Country	IN
Entity Address, Postal Zip Code	560008
City Area Code	+91
Local Phone Number	8048821871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false